Note 04 - Cash and Cash Equivalents (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Abstract]
Cash	$ 1,993	$ 1,974
Investments - Brazilian reais	17,145	7,819
Investments - U.S. dollars	6,860	7,840
Total	$ 25,998	$ 17,633	$ 14,614	$ 16,169